INVENTORIES, NET - Movement of allowance for slow-moving inventories (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
INVENTORIES, NET
Beginning balance	$ 0	¥ 0	¥ 1,399,524
Charge to cost of sales	3,633	25,312	65,380
Less: Selling of slow-moving items	(3,633)	(25,312)	(1,464,904)
Ending balance	$ 0	¥ 0	¥ 0